One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(j)
                                                 File No. 2-60770
                                       1940 Act File No. 811-2806


June 2, 1997




Filed via EDGAR (CIK #0000230173)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-60770
     DELAWARE GROUP CASH RESERVE, INC.


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 41, the most recent post-effective amendment of Delaware Group Cash Reserve, Inc. Post-Effective Amendment No. 41 was filed electronically with the Commission on May 29, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/Michael D. Mabry
Michael D. Mabry
Assistant Vice President/
Assistant Secretary